Expenses (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Expenses [Abstract]
Exploration expenditure written off	$ 0	$ (37)
General and administration expenses	822	1,877
Consulting and professional costs	646	1,633
Depreciation and amortisation	177	277
Total other expenses	$ 1,645	$ 3,787